Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
Balance Sheet Components
Note 4. Balance Sheet Components
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Payroll and related expenses	$1,557	$1,673
Accrued research and development expenses	3,569	1,305
Accrued professional service fees	889	—
Liability for early exercised stock options	296	188
Other accrued expenses	247	228

Accrued liabilities	$6,558	$3,394

Other assets
Other assets consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Deferred transaction costs	$1,344	$—
Other	40	39

Other assets	$1,384	$39

Note 4. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net, consists of the following (in thousands):

	December 31,
	2020	2019
Leasehold improvements	$7,052	$7,052
Computer equipment	137	137
Furniture and office equipment	310	285
Lab equipment	6,084	4,968

Total property and equipment	13,583	12,442
Less accumulated depreciation and amortization	(7,747)	(5,810)

Property and equipment, net	$5,836	$6,632

Depreciation expense for the years ended December 31, 2020 and 2019 was $1.9 million and $2.3 million, respectively.
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	December 31,
	2020	2019
Payroll and related expenses	$1,673	$1,242
Liability for early exercised stock options	188	124
Accrued research and development expenses	1,305	—
Other accrued expenses	228	61

Accrued liabilities	$3,394	$1,427